UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON        April 30, 2012

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       33

        Form 13F Information Table Value Total:            145390 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           March 31, 2012


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS               2824100       2782       45499SH           SOLE      None
Apple Inc.                                      CS              37833100       8165       13652SH           SOLE      None
Archer-Daniels-Midland Co                       CS              39483102       1477       46775SH           SOLE      None
Bank of Montreal                                CS              63671101        358        6045SH           SOLE      None
Bank of Nova Scotia                             CS              64149107       9206      164737SH           SOLE      None
BCE Inc.                                        CS            05534B760        8923      223422SH           SOLE      None
Brookfield Asset Management                     CS             112585104       8231      261525SH           SOLE      None
Brookfield Infrastructure Partners LP           CS            G16252101        6808      216000SH           SOLE      None
Cameco Corp.                                    CS            13321L108        3609      168528SH           SOLE      None
Canadian Natural Resources                      CS             136385101       5298      160238SH           SOLE      None
Cisco Systems                                   CS            17275R102        2175      103050SH           SOLE      None
CSX Corp                                        CS             126408103       4330      201720SH           SOLE      None
Just Energy Group Inc                           CS            48213W101         181       13147SH           SOLE      None
Kraft Foods Inc. Cls. A                         CS            50075N104        1733       45700SH           SOLE      None
Magna International Cl A                        CS             559222401       5000      105130SH           SOLE      None
Manulife Financial Corp.                        CS            56501R106        2494      184556SH           SOLE      None
Methanex Corp.                                  CS            59151K108        4193      129082SH           SOLE      None
Microsoft Corp.                                 CS             594918104       4343      134933SH           SOLE      None
Molson Coors Brewing Cls. B                     CS            60871R209        2414       53472SH           SOLE      None
Northern Dynasty Minerals                       CS            66510M204          92       15120SH           SOLE      None
Potash Corp. Sask                               CS            73755L107        6083      133577SH           SOLE      None
Progressive Waste Solutions                     CS            74339G101        5237      241665SH           SOLE      None
Rogers Communications Inc. Cls B                CS             775109200       7409      187099SH           SOLE      None
Royal Bank of Canada                            CS             780087102       6276      108551SH           SOLE      None
SABESP Corp. (Brazil)                           CS            20441A102        2460       32175SH           SOLE      None
Suncor Energy                                   CS             867224107       5956      182754SH           SOLE      None
Talisman Energy                                 CS            87425E103        2292      182797SH           SOLE      None
Teck Resources Limited                          CS             878742204       3806      106869SH           SOLE      None
Telus Corp.                                     CS            87971M202        6472      111831SH           SOLE      None
Teva Pharmaceuticals                            CS             881624209       2126       47280SH           SOLE      None
Tim Hortons                                     CS            88706M103        6566      123038SH           SOLE      None
Toronto Dominion Bank                           CS             891160509       1236       14603SH           SOLE      None
TransCanada Corp.                               CS            89353D107        7659      178824SH           SOLE      None
